THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.3%
	APPAREL & TEXTILE PRODUCTS - 2.0%
30,000	NIKE, Inc., Class B	$ 2,131,200

	BANKING - 6.4%
25,000	Bank of America Corporation^	1,183,000
4,000	JPMorgan Chase & Company	1,159,640
40,500	Truist Financial Corporation(d)	1,741,095
42,000	US Bancorp	1,900,500
10,000	Wells Fargo & Company^	801,200
		6,785,435
	BIOTECH & PHARMA - 7.3%
40,000	Bristol-Myers Squibb Company(d)	1,851,600
10,000	Gilead Sciences, Inc.	1,108,700
15,000	Johnson & Johnson(d)	2,291,250
100,000	Pfizer, Inc.(d)	2,424,000
		7,675,550
	CABLE & SATELLITE - 1.1%
31,000	Comcast Corporation, Class A^	1,106,390

	CHEMICALS - 5.4%
13,000	Avery Dennison Corporation(d)^	2,281,110
95,000	Chemours Company(d)^	1,087,750
40,000	Nutrien Ltd.(d)	2,329,600
		5,698,460
	DIVERSIFIED INDUSTRIALS - 2.7%
4,000	Eaton Corp plc^	1,427,960
6,000	Honeywell International, Inc.	1,397,280
		2,825,240
	ELECTRIC UTILITIES - 6.0%
31,100	Dominion Energy, Inc.^	1,757,772
19,000	Duke Energy Corporation^	2,242,000
30,000	SEMPRA	2,273,100
		6,272,872

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	ENTERTAINMENT CONTENT - 1.2%
10,000	Walt Disney Company^	$ 1,240,100

	FOOD - 6.0%
28,000	General Mills, Inc.	1,450,680
15,000	Hershey Company(d)	2,489,250
37,500	Hormel Foods Corporation	1,134,375
47,000	Kraft Heinz Company	1,213,540
		6,287,845
	HEALTH CARE FACILITIES & SERVICES - 0.6%
2,100	UnitedHealth Group, Inc.^	655,137

	HOUSEHOLD PRODUCTS - 1.4%
9,000	Procter & Gamble Company	1,433,880

	LEISURE FACILITIES & SERVICES - 1.3%
15,000	Starbucks Corporation	1,374,450

	LEISURE PRODUCTS - 0.7%
10,000	Hasbro, Inc.	738,200

	MEDICAL EQUIPMENT & DEVICES - 2.5%
30,000	Medtronic PLC(d)	2,615,100

	METALS & MINING - 0.4%
20,000	Barrick Mining Corporation^	416,400

	OIL & GAS PRODUCERS - 6.2%
16,500	Chevron Corporation(d)^	2,362,635
10,000	EOG Resources, Inc.^	1,196,100
5,000	Expand Energy Corporation^	584,700
22,000	Exxon Mobil Corporation(d)^	2,371,600
		6,515,035

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.3% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
45,000	Schlumberger N.V.	$ 1,521,000

	REAL ESTATE INVESTMENT TRUSTS - 1.1%
45,000	Weyerhaeuser Company	1,156,050

	RETAIL - CONSUMER STAPLES - 3.6%
6,000	Dollar General Corporation^	686,280
17,500	Target Corporation^	1,726,375
120,000	Walgreens Boots Alliance, Inc.(d)	1,377,600
		3,790,255
	RETAIL - DISCRETIONARY - 3.2%
8,000	Home Depot, Inc.	2,933,120
56,000	Kohl's Corporation	474,880
		3,408,000
	SEMICONDUCTORS - 6.2%
70,000	Intel Corporation(d)	1,568,000
26,000	Microchip Technology, Inc.	1,829,620
20,000	QUALCOMM, Inc.(d)	3,185,200
		6,582,820
	SOFTWARE - 5.0%
5,500	Microsoft Corporation(d)	2,735,755
6,500	Oracle Corporation(d)	1,421,095
4,000	Salesforce, Inc.	1,090,760
		5,247,610
	TECHNOLOGY HARDWARE - 5.9%
12,000	Apple, Inc.^	2,462,040
4,500	Cisco Systems, Inc.^	312,210
20,000	Corning, Inc.^	1,051,800
115,000	Hewlett Packard Enterprise Company	2,351,750
		6,177,800
	TECHNOLOGY SERVICES - 2.3%
8,000	Accenture plc, Class A^	2,391,120

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares					Fair Value
	COMMON STOCKS — 89.3% (Continued)
	TELECOMMUNICATIONS - 4.1%
60,000	AT&T, Inc.^ (d)				$ 1,736,400
61,000	Verizon Communications, Inc. (d)				2,639,470
					4,375,870
	TOBACCO & CANNABIS - 1.0%
18,000	Altria Group, Inc.^				1,055,340

	TRANSPORTATION & LOGISTICS - 2.2%
23,000	United Parcel Service, Inc., Class B(d)				2,321,620

	WHOLESALE - CONSUMER STAPLES - 2.1%
30,000	Sysco Corporation(d)				2,272,200

	TOTAL COMMON STOCKS (Cost $114,803,074)				94,070,979

	SHORT-TERM INVESTMENTS — 9.7%
	MONEY MARKET FUNDS - 9.7%
129,217	First American Treasury Obligations Fund, Class X, 4.21%(a)				129,217
10,028,150	JPMorgan US Treasury Plus Money Market Fund, Class L, 4.13%(a)				10,028,150
	TOTAL MONEY MARKET FUNDS (Cost $10,157,367)				10,157,367

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,157,367)				10,157,367

Contracts(b)
	EQUITY OPTIONS PURCHASED* - 0.0% (c)	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.0%(c)
25	SPDR S&P 500 ETF Trust	07/18/2025	$ 580	$ 1,544,625	$ 2,100
	TOTAL PUT OPTIONS PURCHASED (Cost - $28,143)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $28,143)				2,100

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

					Fair Value

	TOTAL INVESTMENTS - 99.0% (Cost $124,988,584)				$ 104,230,446
	CALL OPTIONS WRITTEN - (1.0)% (Premiums received - $650,999)				(1,015,568)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%				2,151,589
	NET ASSETS - 100.0%				$ 105,366,467

Contracts(b)
	WRITTEN EQUITY OPTIONS* - (1.0)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (1.0)%
20	Accenture plc	07/18/2025	$ 280	$ 597,780	$ 36,600
90	Altria Group, Inc.	07/18/2025	60	527,670	3,150
60	Apple, Inc.	07/18/2025	200	1,231,020	48,000
100	AT&T, Inc.	07/18/2025	28	289,400	10,800
25	Avery Dennison Corporation	08/15/2025	180	438,675	10,563
125	Bank of America Corporation	07/18/2025	45	591,500	33,875
200	Barrick Mining Corporation	07/18/2025	21	416,400	8,800
200	Chemours Company	07/18/2025	11	229,000	21,200
25	Chevron Corporation	07/18/2025	150	357,975	1,650
45	Cisco Systems, Inc.	07/18/2025	65	312,210	20,025
50	Comcast Corporation	07/18/2025	34	178,450	7,500
100	Corning, Inc.	07/18/2025	50	525,900	31,100
30	Dollar General Corporation	07/18/2025	110	343,140	15,390
100	Dominion Energy, Inc.	07/18/2025	55	565,200	20,200
95	Duke Energy Corporation	07/18/2025	115	1,121,000	36,385
20	Eaton Corp plc	07/18/2025	330	713,980	57,920
50	EOG Resources, Inc.	07/18/2025	130	598,050	900
25	Expand Energy Corporation	07/18/2025	120	292,350	4,075
40	Exxon Mobil Corporation	07/18/2025	115	431,200	1,000
50	Gilead Sciences, Inc.	07/18/2025	105	554,350	34,000
25	Hasbro, Inc.	07/18/2025	68	184,550	16,800
400	Hewlett Packard Enterprise Company	07/18/2025	18	818,000	98,400
20	Home Depot, Inc.	07/18/2025	353	733,280	33,600
30	Honeywell International, Inc.	07/18/2025	220	698,640	41,460
20	Johnson & Johnson	07/18/2025	150	305,500	7,900
20	JPMorgan Chase & Company	07/18/2025	275	579,820	32,700
40	Medtronic plc	07/18/2025	85	348,680	12,800
120	Microchip Technology, Inc.	07/18/2025	68	844,440	50,400
30	Microsoft Corporation	07/18/2025	480	1,492,230	69,000
80	NIKE, Inc.	07/18/2025	63	568,320	69,680
150	Nutrien Ltd.	07/18/2025	60	873,600	8,700
35	Oracle Corporation	07/18/2025	210	765,205	40,355
30	Procter & Gamble Company	07/18/2025	160	477,960	5,460
20	Salesforce, Inc.	07/18/2025	260	545,380	28,900
75	Starbucks Corporation	07/18/2025	95	687,225	8,025
100	Sysco Corporation	07/18/2025	75	757,400	13,500

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Contracts(b)
	WRITTEN EQUITY OPTIONS* - (1.0)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.0)% (Continued)
25	Target Corporation	07/18/2025	$ 95	$ 246,625	$ 13,000
7	UnitedHealth Group, Inc.	07/18/2025	310	218,379	6,755
50	Walt Disney Company	07/18/2025	120	620,050	25,750
50	Wells Fargo & Company	07/18/2025	75	400,600	29,250
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $650,999)				1,015,568

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $650,999)				$ 1,015,568

ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

*	Non-income producing security.
^	Security is subject written call options.
(a)	Rate disclosed is the seven-day effective yield as of June 30, 2025.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	Percentage rounds to less than 0.1%.
(d)	All or portion of the security is pledged as collateral for written options.